BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2020
Disclosure of basis of consolidation [abstract]
Disclosure of basis of consolidation [text block]

2) BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS

a) Statement of compliance with IFRS and basis of preparation

The consolidated financial statements of December 31, 2020 were prepared in accordance with International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standard Board (“IASB”) prevailing at December 31, 2020. The consolidated financial statements have been prepared on a historical costs basis, except for Argentina that is adjusted for inflation as required by IAS 29 Financial Reporting in Hyperinflationary Economies in Argentina, and derivative financial instruments and financial liability related to the option for acquisition of non-controlling interest, which have been measured at fair value.

The consolidated financial statements have been authorized for issue and publication by the Company's Management and Audit Committee on March 19, 2021.

The preparation of financial statements under IFRS as issued by the IASB requires the use of certain key accounting estimates. IFRS also requires Management to exercise judgment throughout the process of applying the Atento Group’s accounting policies. Note 3s discloses the areas requiring a more significant degree of judgment or complexity and the areas where assumptions and estimates are more relevant to the consolidated financial statements. Also, Note 3 contains a detailed description of the most significant accounting policies used to prepare these consolidated financial statements.

The amounts in these consolidated financial statements, comprising the consolidated statements of financial position, the consolidated statements of operations, the consolidated statements of comprehensive income/(loss), the consolidated statements of changes in equity, the consolidated statements of cash flows, and the notes thereto are expressed in thousands of U.S. dollars and all values are rounded to the nearest thousand, unless otherwise indicated.

b) Consolidated statements of cash flows

The consolidated statements of cash flows have been prepared using the indirect method pursuant to IAS 7, “Statement of Cash Flows”. Foreign currency transactions are translated at the average exchange rate for the period, in those cases where the currency differs from the presentation currency of Atento Group (U.S. dollar), as indicated in Note 3c. The effect of exchange rate fluctuations on cash and cash equivalents, maintained or owed, in foreign currency, is presented in the statements of cash flows to reconcile cash and cash equivalents at the beginning of the year and at year-end.